Intangible Assets Estimated Amortization Expense (Detail) - Dec. 31, 2019 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Finite-Lived Intangible Assets [Line Items]
2020	¥ 13,074	$ 1,877
2021	11,817	1,697
2022	7,427	1,067
2023	6,130	881
2024	1,416	203
Thereafter	¥ 4,612	$ 664